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                    MERRILL LYNCH ASSET GROWTH FUND, INC.


                                          January 3, 1996


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:         Division of Investment Management

         Re:       Merrill Lynch Asset Growth Fund
                   Post-Effective Amendment No. 3 to the
                   Registration Statement on Form N-1A
                   (Securities Act File No. 33-54005;
                   Investment Company Act File No. 811-7183
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Ladies and Gentlemen:

                   Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Asset Growth Fund, Inc. (the "Fund") hereby certifies that:

                   (1) the form of the prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

                   (2) the text of Post-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 27, 1995.

                                          Very truly yours,

                                Merrill Lynch Asset Growth Fund, Inc.

                                By:       /s/ Mark B. Goldfus
                                          -------------------
                                          Mark B. Goldfus
                                          Secretary